CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Disclosure of detailed information about capital management [Text Block]
The Company’s capital is summarized as follows:

	December 31,	December 31,
	2018	2017
Secured notes payable	$408,144	$396,509
Share capital	629,796	475,624
Share-based payments reserve	6,750	5,549
Deficit	(173,765)	(146,431)
	$870,925	$731,251